Segment information and concentration of risk - Schedule of Maximum Exposure to Credit Risk by Geographic Region (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Trade and other receivables	$ 9,758,000	$ 4,730,000
Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Trade and other receivables	11,010,000	6,763,000
Geographic Concentration Risk [Member] | Asia Pacific [Member]
Concentration Risk [Line Items]
Trade and other receivables	6,589,000	1,860,000
Geographic Concentration Risk [Member] | Europe, Middle East and Africa [Member]
Concentration Risk [Line Items]
Trade and other receivables	4,421,000	4,790,000
Geographic Concentration Risk [Member] | Americas [Member]
Concentration Risk [Line Items]
Trade and other receivables		$ 113,000